Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision, Total	$ 62,432	$ 64,865
Deferred tax provision, Total
Income tax provisions	62,432	64,865
Cayman Islands [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision, Total
Deferred tax provision, Total
BVI [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision, Total
Deferred tax provision, Total
Hong Kong [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision, Total
Deferred tax provision, Total
PRC [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision, Total	62,432	64,865
Deferred tax provision, Total
United States [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision, Total
Deferred tax provision, Total